Risks and Financial Instruments - Summary of credit risk of financial institution and government of cash, cash equivalents and financial investments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure of external credit grades [line items]
Counterparty credit rating		R$ 6,584,962	R$ 4,463,473
AAA [member]
Disclosure of external credit grades [line items]
Counterparty credit rating		5,720,996	3,606,000
AA [member]
Disclosure of external credit grades [line items]
Counterparty credit rating		809,583	740,879
A [member]
Disclosure of external credit grades [line items]
Counterparty credit rating		3,457	116,594
Others [member]
Disclosure of external credit grades [line items]
Counterparty credit rating	[1]	R$ 50,926	R$ 0

[1]	Refers substantially to investiments with minoritary participation of UVC, which are classificated in long term financial investments.